Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ROU Assets:
Operating	$ 1,214,482	$ 0
Financing	1,096,472	0
Total ROU assets	2,310,954
Current:
Operating	987,833	0
Finance	627,620	399,345
Noncurrent:
Operating	812,801	0	$ 5,218,917
Finance	411,103	$ 437,189	$ 130,153
Total lease liabilities	$ 2,839,357